Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.5%
Australia - 8.5%
Aurizon Holdings Ltd.	25,684	$93,013
BHP Billiton Ltd. - ADR (a)	12,306	628,960
BlueScope Steel Ltd.	16,685	159,157
Coles Group Ltd.	15,177	168,139
Fortescue Metals Group Ltd.	84,677	645,615
Newcrest Mining Ltd.	8,336	164,780
Qantas Airways Ltd.	22,216	95,325
Santos Ltd.	43,440	252,693
South32 Ltd.	109,550	193,598
Woodside Petroleum Ltd.	15,872	368,995
		2,770,275
Belgium - 2.8%
Galapagos NV - ADR (a)(b)	3,288	732,829
Solvay SA	1,872	194,203
		927,032
Canada - 6.6%
Alimentation Couche-Tard, Inc. - Class A	13,033	435,582
Canadian Natural Resources Ltd.	18,169	511,094
Cenovus Energy, Inc.	27,253	237,374
Magna International, Inc.	6,585	333,828
Suncor Energy, Inc. (a)	20,938	640,493
		2,158,371
Denmark - 2.0%
AP Moller - Maersk A/S - Class B	366	439,554
Pandora A/S	3,982	206,490
		646,044
Finland - 1.2%
Stora Enso OYJ - Class R	10,955	142,880
UPM-Kymmene OYJ	8,334	263,699
		406,579
France - 8.1%
Air France-KLM (b)	19,200	178,698
Arkema SA	1,134	104,411
Atos SE	1,654	137,835
Capgemini SE	2,452	305,524
Edenred	3,431	185,654
Peugeot SA	27,922	576,296
Publicis Groupe SA	8,419	373,765
Sodexo SA	1,607	168,601
TOTAL SA - ADR	12,567	610,630
		2,641,414
Germany - 1.3%
Covestro AG (c)	2,178	92,152
HUGO BOSS AG	1,538	73,005
Wirecard AG (a)	1,806	266,793
		431,950
Hong Kong - 1.0%
Galaxy Entertainment Group Ltd.	48,460	321,336
Italy - 2.2%
Eni SpA	43,823	615,205
Saipem SpA (b)	24,201	100,597
		715,802
Japan - 21.4%
Astellas Pharma, Inc.	19,096	343,747
Bandai Namco Holdings, Inc.	1,891	111,308
FamilyMart UNY Holdings Co Ltd.	18,782	417,397
FUJIFILM Holdings Corp.	8,105	410,205
ITOCHU Corp.	29,444	697,819
Japan Airlines Co. Ltd.	4,185	119,538
JXTG Holdings, Inc.	91,938	397,772
Marubeni Corp.	59,600	437,395
Mitsubishi Chemical Holdings Corp.	48,818	360,430
Nexon Co. Ltd. (b)	15,226	208,672
Nippon Telegraph & Telephone Corp.	27,321	702,598
NTT DOCOMO, Inc.	24,615	705,817
Otsuka Holdings Co. Ltd.	5,946	269,602
Seven & i Holdings Co. Ltd.	13,031	507,145
Shionogi & Co. Ltd.	3,856	233,627
Showa Denko KK	7,066	174,441
Skylark Holdings Co Ltd.	3,389	62,710
Sony Corp. - ADR (a)	10,144	711,906
SUMCO Corp.	4,549	73,049
Trend Micro, Inc. (b)	1,186	63,046
		7,008,224
Jersey - 0.8%
WPP PLC - ADR (a)	4,048	251,624
Luxembourg - 0.6%
Tenaris SA - ADR	10,107	209,114
Netherlands - 2.3%
Koninklijke Ahold Delhaize NV	21,694	534,128
Randstad Holding NV	3,912	225,434
		759,562
Norway - 1.9%
Equinor ASA - ADR (a)	34,270	623,029
Republic of Korea - 4.8%
Hyundai Mobis Co. Ltd.	1,555	299,427
Kakao Corp. (b)	741	98,854
POSCO - ADR	11,200	497,392
Samsung Electronics Co. Ltd.	14,079	666,238
		1,561,911
Spain - 5.5%
ACS Actividades de Construccion y Servicios SA	7,229	240,761
Enagas SA	6,872	185,353
Endesa SA	15,411	423,359
Repsol SA	22,766	314,725
Telefonica SA - ADR	95,728	644,250
		1,808,448
Sweden - 1.9%
Sandvik AB	14,061	257,284
SKF AB - Class A	6,107	112,093
Telefonaktiebolaget LM Ericsson - ADR - Class A	32,938	258,892
		628,269
Switzerland - 6.6%
Adecco Group AG	2,016	118,675
Dufry AG	2,632	228,824
Glencore PLC	219,142	643,863
LafargeHolcim Ltd.	9,127	465,257
Roche Holding AG - ADR	16,826	703,327
		2,159,946
United Kingdom - 18.0%
Anglo American PLC	20,984	550,196
Antofagasta PLC	18,906	205,265
Barratt Developments PLC	10,731	113,759
Berkeley Group Holdings PLC	1,549	107,182
British American Tobacco PLC - ADR	15,874	699,250
Bunzl PLC	4,162	107,995
Fiat Chrysler Automobiles NV	43,619	567,545
Imperial Brands PLC	23,763	612,141
ITV PLC	46,288	82,761
J Sainsbury PLC	57,467	153,591
Kingfisher PLC	31,917	85,978
Marks & Spencer Group PLC	36,996	85,982
Next PLC	1,600	145,614
Pearson PLC	10,714	80,416
Persimmon PLC	4,131	166,540
Rio Tinto PLC - ADR (a)	11,473	613,002
Royal Dutch Shell PLC - ADR - Class A (a)	11,278	600,892
The Sage Group PLC	10,813	105,433
Taylor Wimpey PLC	42,745	121,413
Vodafone Group PLC - ADR (a)	34,683	680,134
		5,885,089
TOTAL COMMON STOCKS (Cost $32,831,095)		31,914,019

PREFERRED STOCKS - 1.7%
Germany - 1.7%
Henkel AG & Co. KGaA	5,469	557,654
TOTAL PREFERRED STOCKS (Cost $560,268)		557,654

REAL ESTATE INVESTMENT TRUSTS - 0.4%
The British Land Co. PLC	143,899	143,899
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $156,325)		143,899

SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 1.50% (d)	29,587	29,587
TOTAL SHORT-TERM INVESTMENTS (Cost $29,587)		29,587

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.0%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77% (d)	5,895,759	5,895,759
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,895,759)		5,895,759

Total Investments (Cost $39,473,034) - 117.7%		38,540,918
Liabilities in Excess of Other Assets - (17.7)%		(5,804,928)
TOTAL NET ASSETS - 100.0%		$32,735,990

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or portion of this security is on loan as of January 31, 2020. The total value of securities on loan is $5,617,446 or 17.2% of net assets.
(a)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $92,152 or 0.3% of net assets.

(d)	The rate shown is as of January 31, 2020.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 31,914,019	$ -	$ -	$ -	$ 31,914,019
Preferred Stocks	557,654	-	-	-	557,654
Real Estate Investment Trusts	143,899	-	-	-	143,899
Short-Term Investments	29,587	-	-	-	29,587
Investments Purchased with Proceeds from Securities Lending	-	-	-	5,895,759	5,895,759
Total Investments in Securities	$ 32,645,159	$ -	$ -	$ 5,895,759	$ 38,540,918
^ See Schedule of Investments for countr breakouts.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.